Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Income [Abstract]
Sales and other income	$ 6,642	$ 5,402	$ 3,954
Product sales	6,570	5,334	3,784
Interest, dividends and other	72	68	170
Costs and expenses	4,521	5,021	4,852
Production costs	2,977	2,656	2,229
Exploration costs	279	206	150
Related party transactions	(12)	(15)	(18)
General and administrative	287	228	158
Royalties	193	142	84
Market development costs	9	14	10
Depreciation, depletion and amortization	789	720	615
Impairment of assets	17	91	8
Interest expense	178	151	123
Accretion expense	28	22	17
Employment severance costs	15	23	14
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(43)	(3)	10
Non-hedge derivative (gain)/loss and movement on bonds	(196)	786	1,452
Other operating items	0	0	0
Income/(loss) from continuing operations before income tax and equity income in associates	2,121	381	(898)
Taxation benefit/(expense)	(705)	(255)	33
Equity income/(loss) in associates	59	40	88
Equity Income In Subsidiaries	0	0	0
Net income/(loss) from continuing operations	1,475	166	(777)
Preferred Stock Dividends	0	0	0
Net income/(loss)	1,475	166	(777)
Less: Net income attributable to noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
Common Stock [Member]
Statement Of Income [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	1,420	112	(820)
Earnings Per Share, Basic [Abstract]
Ordinary shares	$ 3.71	$ 0.30	$ (2.30)
Ordinary shares - diluted	$ 3.17	$ 0.30	$ (2.30)
Ordinary shares - weighted (Shares)	383,010,809	368,688,159	357,355,126
Ordinary shares - diluted weighted (Shares)	418,107,439	370,257,765	357,355,126
Dividend paid per ordinary share (cents)	$ 0.34	$ 0.18	$ 0.13
E Ordinary Shares [Member]
Statement Of Income [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 5	$ 0	$ (5)
Earnings Per Share, Basic [Abstract]
Ordinary shares	$ 1.85	$ 0.15	$ (1.15)
Ordinary shares - diluted	$ 1.71	$ 0.15	$ (1.15)
Ordinary shares - weighted (Shares)	2,950,804	3,182,662	3,873,169
Ordinary shares - diluted weighted (Shares)	2,950,804	3,182,662	3,873,169
Dividend paid per ordinary share (cents)	$ 0.17	$ 0.09	$ 0.07